Segment Information (Tables)	9 Months Ended
Sep. 30, 2022
Segment Reporting [Abstract]
Schedule of company’s property and equipment, net of depreciation, by geographic region
	September 30,	December 31,
	2022	2021
Israel	$1,683	$1,165
United States	-	*)
Total property and equipment, net:	$1,684	$1,165

*)	Represents less than $1.